General information - Segment results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General information
Net revenue	$ 2,491,202	$ 2,449,484	$ 1,964,841
Cost of sales	(1,888,944)	(1,752,825)	(1,504,229)
Gross profit	602,258	696,659	460,612
Selling, general and administrative expense	(159,603)	(154,494)	(144,213)
Mineral exploration and project development	(126,278)	(92,698)	(46,711)
Other operating income and expenses, net	18,176	(47,887)	(139,719)
Operating income	334,553	401,580	129,969
Depreciation and amortization	267,189	270,456	275,036
Exceptional items	3,050	(4,515)	(1,079)
Adjusted EBITDA	604,792	667,519	403,924
Share in the results of associates		60	(158)
Net financial results	(202,654)	(130,181)	79,081
Income before income tax	131,899	271,459	208,892
Impairment loss recognised in profit or loss, property, plant and equipment	3,283
Intersegment sales
General information
Net revenue	(704,031)	(721,463)	(438,238)
Cost of sales	704,031	721,463	438,238
Adjustments
General information
Net revenue	924	5,719	3,666
Cost of sales	(22,917)	(46,706)	(26,206)
Gross profit	(21,993)	(40,987)	(22,540)
Selling, general and administrative expense	(34,693)	(24,312)	(27,436)
Mineral exploration and project development	(2,498)	(2,590)	(2,026)
Other operating income and expenses, net	55,768	65,640	49,681
Operating income	(3,416)	(2,249)	(2,321)
Exceptional items	3,050	(4,515)	(1,079)
Adjusted EBITDA	(366)	(6,764)	(3,400)
Mining | Operating segment
General information
Net revenue	1,163,741	1,213,221	907,425
Cost of sales	(694,024)	(680,811)	(608,825)
Gross profit	469,716	532,410	298,600
Selling, general and administrative expense	(44,940)	(41,054)	(46,829)
Mineral exploration and project development	(112,713)	(86,119)	(41,759)
Other operating income and expenses, net	(54,042)	(54,777)	(49,478)
Operating income	258,021	350,460	160,534
Depreciation and amortization	172,357	171,085	176,261
Adjusted EBITDA	430,378	521,545	336,796
Smelting | Operating segment
General information
Net revenue	2,030,568	1,952,006	1,491,988
Cost of sales	(1,876,034)	(1,746,771)	(1,307,436)
Gross profit	154,534	205,235	184,552
Selling, general and administrative expense	(79,969)	(89,128)	(69,950)
Mineral exploration and project development	(11,067)	(3,989)	(2,925)
Other operating income and expenses, net	16,450	(58,749)	(139,922)
Operating income	79,948	53,369	(28,245)
Depreciation and amortization	94,832	99,370	98,772
Adjusted EBITDA	$ 174,781	$ 152,739	$ 70,528